CONVERTIBLE NOTES PAYABLE (Details - Convertible notes) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Convertible notes payable	$ 50,000	$ 105,000
Discounts on convertible notes payable	0	0
Total convertible debt less debt discount	50,000	105,000
Current portion	50,000	105,000
Long-term portion	$ 0	$ 0